LEASES	12 Months Ended
Feb. 28, 2026
LEASES
LEASES

12.         LEASES

The Group has operating leases for learning centers, service centers and office spaces. Certain leases include renewal options and / or termination options, which are factored into the Group’s determination of lease payments when appropriate.

Operating lease costs for the years ended February 29, 2024, February 28, 2025 and 2026 were $84,236, $105,431 and $131,525, respectively, which excluded costs of short-term contracts as they were immaterial.

As of February 28, 2025 and 2026, the weighted average remaining lease terms were 6.7 years and 6.1 years, respectively, and the weighted average discount rates were 5.8% and 5.7% for the Group’s operating leases, respectively.

Supplemental cash flow information of the leases is as follows:

	For the year ended	For the year ended
	February 28,	February 28,
	2025	2026
Cash payments for operating leases	$103,301	$128,528
Right-of-use assets obtained in exchange for operating lease liabilities	269,219	197,971

12.         LEASES - continued

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of February 28, 2026:

As of February 28,
Fiscal year ending	2026
February 2027	$129,168
February 2028	110,073
February 2029	84,835
February 2030	49,554
February 2031	21,262
Thereafter	100,158

Total future lease payments	495,050
Less: Imputed interest	(107,574)

Present value of operating lease liabilities	$387,476

As of February 28, 2026, the Group has lease contracts that have been entered into but not yet commenced amounting to $26,516. These contracts will commence during fiscal year 2027.